UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2008
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California May 6, 2009

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$21,288
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1187 33480.230SH       SOLE                33480.230
*** SCHLUMBERGER LTD           COM              806857108      843 20741.186SH       SOLE                20741.186
ADOBE SYSTEMS INC  (DE)        COM              00724f101      801 37448.000SH       SOLE                37448.000
CERNER CORP                    COM              156782104     1358 30875.000SH       SOLE                30875.000
CHEVRON CORP                   COM              166764100     1090 16211.794SH       SOLE                16211.794
CISCO SYS INC                  COM              17275r102      658 39222.000SH       SOLE                39222.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102      670 32210.000SH       SOLE                32210.000
CONOCOPHILLIPS                 COM              20825c104      607 15505.852SH       SOLE                15505.852
EMC CORP                       COM              268648102      783 68700.000SH       SOLE                68700.000
EXXON MOBIL CORP               COM              30231g102      338 4967.067 SH       SOLE                 4967.067
FACTSET RESEARCH SYSTEM        COM              303075105      957 19151.243SH       SOLE                19151.243
IBM CORPORATION                COM              459200101      233 2400.000 SH       SOLE                 2400.000
IMMUCOR INC                    COM              452526106     1038 41275.000SH       SOLE                41275.000
INTEL CORP                     COM              458140100      327 21770.408SH       SOLE                21770.408
JOHNSON & JOHNSON              COM              478160104     1106 21026.614SH       SOLE                21026.614
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1421 24289.000SH       SOLE                24289.000
MEMC ELECTRONIC MATERIALS      COM              552715104      254 15425.000SH       SOLE                15425.000
MICROSOFT CORP                 COM              594918104      660 35921.721SH       SOLE                35921.721
P G & E CORPORATION            COM              69331c108      291 7625.000 SH       SOLE                 7625.000
PROCTER & GAMBLE CO            COM              742718109      374 7939.939 SH       SOLE                 7939.939
PRUDENTIAL FINANCIAL INC       COM              744320102      369 19389.841SH       SOLE                19389.841
SOUTHERN CO                    COM              842587107      208 6800.000 SH       SOLE                 6800.000
STERICYLE, INC.                COM              858912108      770 16125.000SH       SOLE                16125.000
STRYKER CORP                   COM              863667101      821 24126.676SH       SOLE                24126.676
TARGET CORP                    COM              87612e106      840 24439.347SH       SOLE                24439.347
VARIAN MEDICAL SYSTEMS INC     COM              92220P105      775 25475.000SH       SOLE                25475.000
WATERS CORP                    COM              941848103      972 26300.000SH       SOLE                26300.000
WELLPOINT INC                  COM              94973v107      655 17255.000SH       SOLE                17255.000
WHOLE FOODS MKT INC            COM              966837106      198 11775.870SH       SOLE                11775.870
XTO ENERGY INC                 COM              98385x106      684 22344.298SH       SOLE                22344.298